Basis of preparation	12 Months Ended
Aug. 31, 2025
Notes and other explanatory information [abstract]
Basis of preparation

2.	Basis of preparation

a)	Statement of compliance

The Company’s consolidated financial statements have been prepared in accordance with IFRS Accounting Standards issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved by the Board of Directors of the Company on November 26, 2025.

b)	Basis of presentation and measurement

All amounts in these consolidated financial statements are presented in United States dollars and rounded to the nearest thousand unless otherwise stated. Reference herein of $ or USD is to United States dollars and C$ or CAD is to Canadian dollars. These consolidated financial statements have been prepared on a going concern basis under the historical cost convention, except for certain financial assets and liabilities which are measured at fair value as disclosed in Note 23.